CAPITAL MANAGEMENT (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of objectives, policies and processes for managing capital [line items]
Corporate borrowings	$ 183	$ 249
Equity	29,979	26,286	$ 23,996	$ 21,767
Corporate borrowings
Disclosure of objectives, policies and processes for managing capital [line items]
Corporate borrowings	183	249
Carrying value	2,833	2,548	2,149
Deferred financing fees	$ 12	$ 10
Corporate
Disclosure of objectives, policies and processes for managing capital [line items]
Debt to total capitalization (market value)	12.00%	11.00%
Carrying value	$ 2,660	$ 2,307
Deferred income tax liabilities, net	0	0
Total capitalization	$ 13,776	$ 13,838
Debt to total capitalization	19.00%	17.00%
Consolidated
Disclosure of objectives, policies and processes for managing capital [line items]
Debt to total capitalization (market value)	40.00%	39.00%
Carrying value	$ 29,680	$ 24,628
Deferred income tax liabilities, net	6,930	6,331
Total capitalization	$ 66,589	$ 57,245
Debt to total capitalization	45.00%	43.00%
Non-controlling interest
Disclosure of objectives, policies and processes for managing capital [line items]
Equity	$ 25,256	$ 21,430
Non-controlling interest | Corporate
Disclosure of objectives, policies and processes for managing capital [line items]
Equity	0	0
Non-controlling interest | Consolidated
Disclosure of objectives, policies and processes for managing capital [line items]
Equity	18,863	14,755
Preferred equity | Corporate
Disclosure of objectives, policies and processes for managing capital [line items]
Equity	583	571
Preferred equity | Consolidated
Disclosure of objectives, policies and processes for managing capital [line items]
Equity	583	571
Perpetual subordinated notes
Disclosure of objectives, policies and processes for managing capital [line items]
Equity	592	592	592	0
Perpetual subordinated notes | Corporate
Disclosure of objectives, policies and processes for managing capital [line items]
Equity	592	592
Perpetual subordinated notes | Consolidated
Disclosure of objectives, policies and processes for managing capital [line items]
Equity	592	592
Preferred limited partners’ equity
Disclosure of objectives, policies and processes for managing capital [line items]
Equity	760	760	$ 881	$ 1,028
Preferred limited partners’ equity | Corporate
Disclosure of objectives, policies and processes for managing capital [line items]
Equity	760	760
Preferred limited partners’ equity | Consolidated
Disclosure of objectives, policies and processes for managing capital [line items]
Equity	760	760
Unitholders’ equity | Corporate
Disclosure of objectives, policies and processes for managing capital [line items]
Equity	9,181	9,608
Unitholders’ equity | Consolidated
Disclosure of objectives, policies and processes for managing capital [line items]
Equity	9,181	9,608
Commercial paper | Corporate
Disclosure of objectives, policies and processes for managing capital [line items]
Corporate borrowings	183	249
Commercial paper | Consolidated
Disclosure of objectives, policies and processes for managing capital [line items]
Corporate borrowings	183	249
Medium term notes | Corporate
Disclosure of objectives, policies and processes for managing capital [line items]
Carrying value	2,660	2,307
Deferred financing fees	10	8
Medium term notes | Consolidated
Disclosure of objectives, policies and processes for managing capital [line items]
Carrying value	2,660	2,307
Non-recourse borrowings | Corporate
Disclosure of objectives, policies and processes for managing capital [line items]
Carrying value	0	0
Non-recourse borrowings | Consolidated
Disclosure of objectives, policies and processes for managing capital [line items]
Carrying value	27,020	22,321
Subscription Facility | Brookfield Renewable
Disclosure of objectives, policies and processes for managing capital [line items]
Consolidated non-recourse borrowings	$ 2,626	$ 1,838